Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenues:
Total operating revenues		$ 1,888,848	$ 622,690	$ 1,580,058
Cost of revenues: (including warehouse cost from related party of $6, $21,075, and $64,051 for the years ended December 31, 2025, 2024 and 2023, respectively)		(270,828)	(182,181)	(405,628)
Gross profit		1,618,020	440,509	1,174,430
Operating expenses:
Selling and marketing		(326,575)	(207,842)	(618,111)
General and administrative		(4,590,896)	(3,325,474)	(4,657,438)
General and administrative - related parties			(104,391)	(234,289)
Provision for expected credit losses		(543,912)
Total operating expenses		(5,461,383)	(3,637,707)	(5,509,838)
Loss from operations		(3,843,363)	(3,197,198)	(4,335,408)
Other income (expense)
Gain from short-term investments		164,784	109,964	89,474
Interest and investment income		672,697	763,190	372,199
Impairment loss on intangible assets		(1,350,000)	(356,676)
Gain on deconsolidation of VIE		63,056
Other income, net		324,825	247,277	290,088
Total other income, net		(124,638)	763,755	751,761
Loss before income taxes		(3,968,001)	(2,433,443)	(3,583,647)
Income tax (benefit) expense		(110,031)	93	14,833
Net loss		(3,857,970)	(2,433,536)	(3,598,480)
Other comprehensive loss
Foreign currency translation adjustment		741,523	(479,801)	(560,679)
Comprehensive loss		$ (3,116,447)	$ (2,913,337)	$ (4,159,159)
Weighted average number of ordinary shares *
Basic (in Shares)	[1]	35,968	20,039	6,469
Diluted (in Shares)	[1]	35,968	20,039	6,469
Loss per share *
Basic (in Dollars per share)	[1]	$ (107.26)	$ (121.44)	$ (556.29)
Diluted (in Dollars per share)	[1]	$ (107.26)	$ (121.44)	$ (556.29)
Nonrelated Party
Operating revenues:
Total operating revenues		$ 1,360,549	$ 568,057	$ 1,435,449
Related Party
Operating revenues:
Total operating revenues		$ 528,299	$ 54,633	$ 144,609

[1]	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation (Note 18).